Revenue from collaboration agreements	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Revenue from collaboration agreements
7.	Revenue from collaboration agreements
The Group earns revenue through strategic collaboration agreements with third-party pharmaceutical and biotechnology companies. As of December 31, 2023, the Group had five revenue-generating strategic collaboration agreements in place after the Amgen collaboration was terminated in 2021 and the GSK collaboration was terminated in 2022. On March 14, 2024, Genmab provided us with a termination notice relating to our collaboration, originally announced in July 2018.
As part of these collaboration arrangements, Immatics grants exclusive licensing rights or options thereto for the development and commercialization of future product candidates, developed for several targets defined in the respective collaboration agreements, in addition to research activities, including screening of highly specific molecules for reactivity with the specified targets and off-targets
using Immatics’ proprietary technology and
know-how,
participation on a joint steering committee, and preparation of data packages. For the preclinical collaboration agreements, except for the Moderna agreement, the promises represent one combined performance obligation, whereas for the clinical stage BMS IMA401 agreement, the promises represent two distinct performance obligations. For the preclinical collaboration agreement with Moderna, the promises represent multiple distinct performance obligations.
The Group has not recognized any royalty or milestone revenue under the collaboration agreements, due to the scientific uncertainty of achieving the milestones or the successful commercialization of a product. As of December 31, 2023, Immatics had not received any milestone or royalty payments in connection with the collaboration agreements. The Group plans to recognize the remaining deferred revenue balance into revenue as it performs the related performance obligations under each contract. Deferred revenues are contract liabilities within the scope of IFRS 15.
Each of the Group’s strategic collaboration agreements included a non-refundable upfront payment recognized as deferred revenue. For all collaboration agreements, these upfront payments exceeded the Group’s right to consideration for services performed under each collaboration agreement. Therefore, only deferred revenue net of contract assets is presented as of December 31, 2023, December 31, 2022 and December 31, 2021, respectively.
Genmab Collaboration Agreement
In July 2018, Immatics Biotechnologies GmbH entered into a research collaboration and license agreement with Genmab to develop next-generation, T cell engaging bispecific immunotherapies targeting multiple cancer indications. Under the agreement, Immatics and Genmab conduct joint research to combine Immatics’ XPRESIDENT and Bispecific TCR technology platforms with Genmab’s proprietary antibody technologies to develop multiple bispecific immunotherapies in oncology. The two companies plan to develop immunotherapies directed against three proprietary targets. Genmab will be responsible for development, manufacturing and worldwide commercialization. Immatics will have an option to contribute certain promotion efforts at predetermined levels in selected countries in the EU.
The Genmab collaboration agreement contains a maximum of $550 million of milestone payments for each licensed product resulting from the collaboration. In addition, Immatics is entitled to receive royalty payments.

Royalty rates are based on aggregate net sales of a licensed product. The agreement provides for higher royalty rates as annual net sales of a licensed product increases. Under the agreement, the royalty rates begin in the high single-digits, increasing to the low tens as a percentage of aggregate annual net sales of a licensed product.
The Group received a non-refundable upfront payment of €
46
 million ($
54
 million) upon signing of the agreement. The Group classified the initial receipt of the upfront payment as deferred revenue, which recognizes into revenue on a cost-to-cost basis using forecasted costs.
In October 2023, Genmab provided Immatics with notice of its decision to terminate one of the bispecific programs under the collaboration. Immatics and Genmab continue their collaboration with the development of one TCER program.
The Group recognized €2.1 million negative revenue, and €9.6 million and €6.9 million positive revenue on a cost-to-cost method
associated with the upfront payment and with reimbursements for research and development costs performed, for the years ended December 31, 2023, 2022 and 2021, respectively. The revenue for the year ended December 31, 2023 from the collaboration agreement with Genmab is negative, which was a result of changes to the inputs in the cost-to-cost model due to an increase in the expected cost of the collaboration, resulting in a reduction in calculated percentage of completion.
Total deferred revenue under the agreement was €14.9 million and €12.1 million as of December 31, 2023 and 2022, respectively.
On March 1
4
, 2024, Genmab provided us with a termination notice relating to our collaboration, originally announced in July 2018. As a result, the Group will not receive any future milestone or royalty payments under the collaboration. The termination was a non-adjusting
subsequent event and the revenue from collaboration agreement does not include the effects from the termination of the collaboration with Genmab after the end of the reporting period. The remaining deferred revenue for Genmab is €14.9 million as of December 31, 2023, which will be recognized in the first quarter of 2024.
Moderna Collaboration Agreement
On September 7, 2023, Immatics Biotechnologies GmbH and ModernaTX, Inc., a Delaware corporation, entered into a strategic research and development collaboration agreement to develop TCER products and cancer vaccines (the “Moderna agreement”). The Moderna agreement became effective on October 12, 2023, after the expiration of the waiting period under the Hart-Scott-Rodino Antitrust Improvements Act of 1976 on October 11, 2023.
Under the terms of the Moderna agreement, the Group received an upfront cash payment of €113 million ($120 million) related to the performance obligations under the contract and will receive research funding.
The Group is eligible to receive additional development, regulatory and commercial milestone payments that could exceed $1.7 billion for TCER products resulting from the collaboration. For each target, depending on certain product characteristics, Immatics may be eligible to receive milestone payments of up to a mid-eight-digit amount upon the achievement of certain development milestones and up to a mid-nine-digit amount upon the achievement of certain regulatory and commercial milestones. In addition, the Group is eligible to receive tiered mid-single-digit to low-double-digit percentage royalties on net sales of TCER products and certain vaccine products that are commercialized under the agreement. Immatics has a right to co-fund the development and commercialization of certain products by making an opt-in payment in exchange for profit and loss sharing on such products.
Moderna will lead the clinical development and commercialization of cancer vaccines and TCER therapeutics resulting from the collaboration agreement. Immatics will be responsible for conducting the preclinical studies and a potential Phase 1 clinical trial investigating IMA203
TCR-T
in combination with the PRAME mRNA vaccine to further enhance IMA203 T cell responses. Immatics and Moderna will retain full ownership of its investigational PRAME compound and the clinical study funding will be on a cost-sharing basis.
Immatics concluded that the Clinical Combination is not a contract with a customer and should not be accounted for under IFRS 15, due to the fact that Moderna does not act as a customer and Immatics does not act as a vendor with regard to the Clinical Combination. Both parties will jointly run the clinical trial, will jointly pay and will then jointly decide on how to proceed in case of a successful combination. In case of a successful combination, either party can still withdraw and not enter into an agreement afterwards. Immatics concluded that the Clinical Combination is a Joint operation under IFRS 11 instead of a contract with a customer under IFRS 15.
The Group concluded for other elements of the contract that Moderna is a customer, since they contain elements of a customer relationship even though it is a collaboration agreement, where to some degree both risks and benefits are shared between the Group and Moderna. They clearly state deliverables to be delivered by the Group and Moderna as mentioned below and create enforceable rights and obligations.
Under IFRS 15, the Group applied significant judgement when evaluating whether the obligations under the Moderna agreement represent one performance obligation, combined performance obligations or multiple performance obligations as well as the allocation of the transaction price to identified performance obligations, and the determination of whether milestone payments should be included in the transaction price.
The Group identified the following distinct performance obligations:

1.	initial early pre-clinical targets from the TCER part (“Early TCER Activities”)

2.	one initial advanced pre-clinical target from the TCER part (“Advanced TCER Activities”)

3.	four distinct performance obligations which, due to their identical accounting treatment as license accesses, are jointly accounted for as one performance obligation (“Database Activities”)
The Early TCER Activities and the Advanced TCER Activities include licenses for target rights, TCRs and our bispecific format TCER, contractually agreed research and development services and the participation in Joint Steering Committee meetings and in TCER Project Committee meetings as distinct performance obligations. The Database Activities include limited access to our database XPRESIDENT and XCUBE and the participation in Database Project Committee meetings as a distinct performance obligation.
Immatics is required to perform research and development for the Early TCER Activities. The work which Immatics promised to perform on the Early TCER Activities is separately identifiable from all other promised goods and services and is not significantly modifying another promised good or service from the agreement. Moderna can benefit from the Early TCER Activities on its own, independently of other promised goods and services. The Early TCER Activities represent one joint obligation as the goal is to maximize the likelihood of one treatment option. All targets are early pre-clinical,
meaning the likelihood of failure during the pre-clinical phase is high for each of the targets. Immatics considered the Early TCER Activities as a distinct performance obligation considering the uncertainty that the targets result at the end in a successful TCER product.
The Advanced TCER Activities are focussed on a more advanced pre-clinical
target. The target is in an advanced
pre-clinical
phase and, therefore, the Advanced TCER Activities are separately identifiable from all other promised goods and services and are not significantly modifying another promised good or service from the agreement.
The Database Activities involve four distinct performance obligations. All four performance obligations represent different limited access rights to Immatics’ XPRESIDENT and XCUBE. Since the database access rights are predominant in each of the four performance obligations, Immatics concluded to account for the four performance obligations as if they were a single performance obligation, since the revenue recognition pattern will be identical for all four performance obligations.

At inception of the Moderna agreement, the Group determined the transaction price. We evaluated inclusion of the milestones as part of the transaction price under the most-likely method. Milestone payments are included at the most likely amount in the transaction price. However, variable consideration is only included in the transaction price to the extent that it is highly probable that a significant reversal in the amount of cumulative revenue recognized will not occur. The contractual agreed milestone payments with Moderna relate to the license. Based on that, the Group concluded that no variable consideration, except for reimbursements, was considered as the transaction price at contract inception. At the end of each reporting period, the Group reevaluates the probability of achievement of milestones and, if necessary, adjusts its estimate of the overall transaction price. Sales-based royalties will only be recognized as sales occur since the license is the predominant item to which the royalty relates.
The Group is required to allocate the determined transaction price, consisting of the upfront payment of €113 million ($120 million) as well as expected research funding of €40 million ($43 million) to the separately identified performance obligations of the Moderna agreement, based on the standalone selling price of each performance obligation. Since these are treated as
three performance obligations, the Group determined the underlying stand-alone selling price for each performance obligation, to allocate the transaction price to the performance obligations. The estimation of the standalone selling price included estimates regarding forecasted cost for future services, profit margins and development timelines.
The most reasonable estimation method for the Early TCER Activities and the Database Activities is the adjusted market assessment approach, due to the fact that the Group is able to use insights from prior collaborations as well as information implicit in the contract to estimate the stand-alone selling price.
To estimate a stand-alone selling price for the performance obligation related to the Advanced TCER Activities, the Group concluded to use the residual approach due to the fact that the product candidate in combination with further research to be performed is unique and there is no available market price for the license and hence no specific stand-alone selling price apart from the residual amount was identified. The Group concluded the following transaction price allocation:

1.	Stand-alone selling price for Early TCER Activities: €70 million

2.	Stand-alone selling price for Advanced TCER Activities: €62 million

3.	Stand-alone selling price for Database Activities: €21 million
The Company assessed whether any of the upfront payment should be allocated to the Clinical Combination project and concluded based on the terms of the cost share that no allocation needed to be made.
The Group evaluated each performance obligation to determine if it can be satisfied at a point in time or over time. The control over all performance obligations is satisfied over time. The Group transfers control of these agreed services over time and will therefore recognize revenue over time as costs are incurred using a cost-to-cost method. For the Database Activities, the Group will recognize revenue linearly over time, as the performance obligations represent a right to access the database. At inception of the Moderna agreement, the entire upfront payment was initially deferred on the Group’s Consolidated Statement of Financial Position.
The Group recognized €5.4 million of revenue associated with the upfront payment for the year ended December 31, 2023, €3.4 million for Advanced TCER Activities on a cost-to-cost method
, €0.4 million for Early TCER Activities
on a cost-to-cost method
and €1.6 million for Database Activities. Total deferred revenue under the agreement was €110.9 million as of December 31, 2023.
BMS Collaboration Agreement
In August 2019, Immatics Biotechnologies GmbH and BMS entered into a collaboration and option agreement to develop novel adoptive cell therapies targeting multiple cancers. Under the agreement, Immatics may develop T
Cell Receptor Engineered T Cell Therapy (TCR-T) programs against solid tumor targets discovered with Immatics’ XPRESIDENT technology. Programs would utilize proprietary T Cell Receptors (TCRs) identified by Immatics’ XCEPTOR TCR discovery and engineering platform. If Immatics develops programs against the TCR-T targets, Immatics will be responsible for the development and validation of these programs through lead candidate stage, at which time BMS may exercise opt-in rights and assume sole responsibility for further worldwide development, manufacturing and commercialization of the TCR-T cell therapies.
Immatics would have certain early-stage co-development rights or co-funding rights for selected TCR-T cell therapies arising from the collaboration. With respect to this collaboration agreement with BMS, Immatics may be eligible to receive up to $505 million for each licensed product in option exercise payments, development, regulatory and commercial milestone payments as well as tiered royalties on net sales. In addition, Immatics is entitled to royalty payments. Royalty rates are based on aggregate net sales of a licensed product resulting from the collaboration. The agreement provides for higher royalty rates as annual net sales of a licensed product increases. Under each contract, the royalty rates begin in the mid-single-digits, increasing to the low teen-digits as a percentage of aggregate annual net sales of a licensed product.
The Group received a non-refundable upfront payment of €68 million ($75 million) upon signing of the agreement. The Group classified the initial receipt of the upfront payment as deferred revenue, which recognizes into revenue as on a cost-to-cost basis using forecasted costs.
On June 1, 2022, Immatics Biotechnologies GmbH entered into an Amendment to the Strategic Collaboration Agreement originally signed in 2019 (the “amendment”) with BMS. Pursuant to the amendment, the Group received a €18.7 million ($20 million) upfront cash payment related to the performance obligations under the contract. Under the amendment, Immatics will undertake an additional T Cell Receptor Engineered T cell Therapy (TCR-T) program against a solid tumor target discovered with Immatics’ XPRESIDENT technology. The program will utilize proprietary T Cell Receptors (TCRs) identified by Immatics’ XCEPTOR TCR discovery and engineering platform. The increased consideration reflects the stand-alone selling price at contract inception and the amendment contains performance obligations that are distinct from the original performance obligation under the contract. Therefore, the Group determined to account for the modification of the Allogeneic ACT agreement signed in 2019 triggered by the amendment as a separate contract.
Immatics entered into a License agreement (the “BMS Opt-In agreement”) with BMS. The agreement became effective on April 28, 2023. Pursuant to the BMS Opt-In agreement, the Group received an option exercise fee in the amount of €13.7 million ($15 million) for the year ended December 31, 2023. Under the 2019 agreement with BMS, Immatics granted BMS the option to enter into a pre-negotiated license agreement on a target-by-target basis. Immatics developed individual TCR-T products candidates directed against targets under the terms of that 2019 agreement. Under the BMS Opt-In agreement signed on April 28, 2023, BMS exercised its first option and entered into an exclusive license agreement for one target.
On December 13, 2023, BMS decided to terminate one program and substitute another program under the 2019 collaboration agreement.
The Group recognized €12.9 million, €23.0 million and €13.1 million of revenue on a cost-to-cost method
associated with the upfront payment for the years ended December 31, 2023, 2022 and 2021, respectively. In addition, the Group recognized €13.7 million of revenue associated with the BMS Opt-In agreement. Total deferred revenue under the agreement was €24.7 million and €37.6 million as of December 31, 2023 and 2022, respectively.
BMS IMA401 Collaboration Agreement
On December 10, 2021, Immatics Biotechnologies GmbH entered into a License, Development and Commercialization agreement (the “BMS IMA401 agreement”) with BMS. The BMS IMA401 agreement became effective on January 26, 2022, after the expiration of the waiting period under the Hart-Scott-Rodino
Antitrust Improvements Act of 1976 on January 25, 2022. Pursuant to the BMS IMA401 agreement, the Group received a
€133 million ($150 million) upfront cash payment related to the performance obligations under the contract. The Group identified the transfer of a global exclusive IMA401 license, including technology transfer and the contractually agreed clinical trial services including participation in Joint Steering Committee meetings as distinct performance obligations. The Group is eligible to receive up to $770 million development, regulatory and commercial milestone payments, in addition to low double-digit royalty payments on net sales of IMA401. Immatics retains the options to co-fund U.S. development in exchange for enhanced U.S. royalty payments and/or to co-promote IMA401 in the United States. In November 2021, Immatics filed a Clinical Trial Application (CTA) with Paul-Ehrlich-Institute (PEI), the German federal regulatory authority, for the development of IMA401. The clinical trial, which commenced in the second quarter of 2022, will enroll patients across various solid tumor types.
Under IFRS 15, the Group applied significant judgement when evaluating whether the obligations under the BMS IMA401 agreement represent one performance obligation, combined performance obligations or multiple performance obligations, the allocation of the transaction price to identified performance obligations, and the determination of whether milestone payments should be included in the transaction price.
The Group concluded that BMS is a customer since the BMS IMA401 agreement does contain elements of a customer relationship even though it is a collaboration agreement, where to some degree both risks and benefits are shared between the Group and BMS. The BMS IMA401 agreement clearly states deliverables to be delivered by the Group and BMS as mentioned below and creates enforceable rights and obligations.
The Group transferred license rights and is performing clinical trial services. While the clinical trial is a prerequisite for approval of the product, it does not modify the underlying product. The manufacturing of the product for the trial is already completed. The clinical trial will evaluate safety, tolerability and initial anti-tumor activity of IMA401 in patients with recurrent and/or refractory solid tumors, but there is no modification planned as part of this. With the end of the pre-clinical phase, there was no further enhancement of the products planned. We therefore concluded that BMS can benefit from each performance obligation on its own and they are separately identifiable from other promises in the BMS IMA401 agreement. The Group concluded that there were two distinct performance obligations under the BMS IMA401 agreement: the granted license and the conduct of clinical trial services.
At inception of the BMS IMA401 agreement, the Group determined the transaction price. We evaluated inclusion of the milestones as part of the transaction price under the most-likely method. Milestone payments are included at the most likely amount in the transaction price. However, variable consideration is only included in the transaction price to the extent that it is highly probable that a significant reversal in the amount of cumulative revenue recognized will not occur. The contractual agreed milestone payments with BMS relate to the license. Based on that, the Group concluded that no variable consideration was considered as transaction price at contract inception. At the end of each reporting period, the Group reevaluates the probability of achievement of milestones and, if necessary, adjusts its estimate of the overall transaction price. Sales-based royalties will only be recognized as sales occur since the license is the predominant item to which the royalty relates.
The Group is required to allocate the determined transaction price of €133 million ($150 million) to the two separate identified performance obligations of the BMS IMA401 agreement, based on the standalone selling price of each performance obligation, as the upfront payment of €133 million ($150 million) covers the cost of clinical trial services as well as an initial payment for the license. Since the BMS IMA401 agreement consists of two performance obligations, the Group determined the underlying stand-alone selling price for each performance obligation, to allocate the transaction price to the performance obligations. The estimation of the stand-alone selling price included estimates regarding forecasted cost for future services, profit margins and development timelines.
The most reasonable estimation method for the performance obligation related to clinical trial services is the expected cost method, due to the fact that the Group is able to use expected costs including a profit margin to estimate the stand-alone selling price. On top of the forecast of expected costs, the Group added an appropriate profit margin based on average company profit margins for clinical trial services.
To estimate a stand-alone selling price for the performance obligation related to the IMA401 license, the Group concluded to use the residual approach due to the fact that the license is a unique license and there is no available market price for the license and, hence, no specific stand-alone selling price apart from the residual amount was identified. The Group concluded the following transaction price allocation of the €133 million ($150 million) upfront payment as of March 31, 2022:

1.	Stand-alone selling price for clinical trial services: €42 million

2.	Stand-alone selling price for the license grant: €91 million
The Group evaluated each performance obligation to determine if it can be satisfied at a point in time or over time. The control over the granted license is transferred at a point in time, after BMS obtains the rights to use the license at the effective date of the agreement. The performance obligation related to promised clinical trial services is satisfied over time. The Group transfers control of these agreed services over time and will therefore recognize revenue over time as costs are incurred using a cost-to-cost method. At the inception of the BMS IMA401 agreement, €42 million were initially deferred on the Group’s Consolidated Statement of Financial Position.
The Group recognized €8.8 million and €6.9 million of revenue on a cost-to-cost method associated with the upfront payment for the years ended December 31, 2023 and 2022, respectively, and €91.3 million revenue related to the license for IMA401 for the year en
d
ed
December 31, 2022. Total deferred revenue under the agreement was €26.0 million and €34.8 million as of December 31, 2023 and 2022, respectively.
Allogeneic ACT Collaboration Agreement
On June 1, 2022, Immatics US, Inc. entered into a License, Development and Commercialization agreement (the “Allogeneic ACT agreement”) with Bristol-Myer-Squibb Company (“BMS”). Pursuant to the Allogeneic ACT agreement, the Group received a $60 million upfront cash payment plus an additional payment of $5 million related to the performance obligations under the contract. Applying the foreign exchange rate of June 1, 2022, the received payments represent €60.7 million. As the contract is accounted for in the functional currency of Immatics US, Inc., U.S. Dollar, the € amount is subject to currency fluctuations. The Group identified the transfer of an exclusive right and license with the right to grant sublicenses under the Immatics Licensed IP, technology transfer, contractually agreed research and development services, including participation in Joint Steering Committee meetings and the delivery of research progress reports to BMS, as a combined performance obligation. The Group is eligible to receive up to $700 million development, regulatory and commercial milestone payments, in addition to tiered royalty payments of up to low double-digit percentages on net product sales.
Under IFRS 15, the Group applied significant judgement when evaluating whether the obligations under the Allogeneic ACT agreement represent one combined performance obligation or multiple performance obligations and the determination of whether milestone payments should be included in the transaction price.
The Group concluded that BMS is a customer since BMS obtains through the Allogeneic ACT agreement the output of Immatics’ ordinary activities in exchange for a consideration. The Allogeneic ACT agreement clearly states the deliverables to the Group and BMS as mentioned below and creates enforceable rights and obligations.
The Group granted to BMS exclusive access to licensed products and is performing research and development services. The research and development services performed by the Group will cover preclinical development of the initial two Bristol Myers Squibb-owned programs and is not distinct from the licensed IP, since the preclinical platform does not have a standalone value without further development. Based on the facts and circumstances, the collaboration agreement contains multiple promises, which aggregate to a combined performance obligation.

At inception of the Allogeneic ACT agreement, the Group determined the transaction price. The Group evaluated inclusion of the milestones as well as potential cost reimbursements as part of the transaction price under the most-likely method. Milestone payments are included at the most likely amount in the transaction price. However, variable consideration is only included in the transaction price to the extent that it is highly probable that a significant reversal in the amount of cumulative revenue recognized will not occur. For the contractual agreed milestone payments with BMS, the license is predominant. Based on that, the Group concludes that no variable consideration is considered as transaction price at contract inception. At the end of each reporting period, the Group re-evaluates the probability of achievement of milestones and, if necessary, adjusts its estimate of the overall transaction price. Sales-based royalties will only be recognized as sales occur since the license is the predominant item to which the royalty relates.
The Group allocated the determined total transaction price of €66.1 million ($70.8 million), consisting of the received payments of €60.7 million ($65 million) as well as cost reimbursements, to the single combined performance obligation of the Allogeneic ACT agreement. Based on the facts mentioned above, the Group determined that the combined performance obligation related to promised research and development services is satisfied over time and therefore revenue will be recognized over time as costs for the research and development services incurred using a cost-to-cost method.
At inception of the Allogeneic ACT agreement, €60.7 million were initially deferred on the Group’s Consolidated Statement of Financial Position.
The Group recognized €15.3 million and €4.9 million of revenue on a cost-to-cost method
associated with the upfront payment for the year ended December 31, 2023 and 2022, respectively. Total deferred revenue under the agreement was €39.3 million and €56.2 million as of December 31, 2023 and 2022, respectively.
Amgen Collaboration Agreement
In December 2016, Immatics Biotechnologies GmbH entered into a research collaboration and license agreement with Amgen to develop next-generation, T cell engaging bispecific immunotherapies targeting multiple cancers. The Group received a non-refundable upfront payment of €28 million ($30 million) upon signing of the Amgen agreement. The Group classified the initial receipt of the upfront payment as deferred revenue, which recognizes into revenue as on a cost-to-cost basis using forecasted costs.
The collaboration with Amgen was discontinued in October 2021. As a result, the Group will not receive any future milestone or royalty payments under the collaboration. The Group recognized the remaining deferred revenue balance of €10.2 million as of December 31, 2021. No further revenue will be recognized from the collaboration thereafter.
The Group recognized €10.2 million of revenue associated with the upfront payment during the year ended December 31, 2021. Total deferred revenue under the agreement was €0.0 million as of December 31, 2022.
GSK Collaboration Agreement
In December 2019, Immatics entered into a collaboration agreement with GSK to develop novel adoptive cell therapies targeting multiple cancer indications. The Group received a non-refundable upfront payment of €45 million for two initial programs upon signing of the GSK agreement. The Group classified the initial receipt of the upfront payment as deferred revenue, which recognizes into revenue as on a cost-to-cost basis using forecasted costs.
The collaboration with GSK has been discontinued in October 2022. As a result, the Group will not receive any future milestone or royalty payments under the collaboration. The Group recognized the remaining deferred revenue balance of €36.8 million as of December 31, 2022, no further revenue will be recognized from the collaboration thereafter.

The Group recognized €37.1 million and €4.5 million of revenue associated with the upfront payment for the years ended December 31, 2022 and 2021, respectively. Total deferred revenue under the agreement was €0.0 million as of December 31, 2022.
Revenue from collaboration agreements was realized with the following partners:

	Year ended December 31,
	2023	2022	2021
	(Euros in thousands)
Revenue from collaboration agreements:
Genmab, Denmark	(2,067)	9,617	6,929
Moderna, United States	5,369	—	—
BMS, United States	50,695	126,100	13,138
Amgen, United States	—	—	10,228
GSK, United Kingdom	—	37,114	4,468

Total	53,997	172,831	34,763

Deferred revenue related to the collaboration agreements consists of the following:

	As of
	December 31, 2023	December 31, 2022
	(Euros in thousands)
Current	100,401	64,957
Non-current	115,527	75,759

Total	215,928	140,716

Cost to obtain a contract
The Group incurred costs from a third party, who assists in identifying collaboration partners. The Group recognizes an asset to the extent these costs are incremental and directly related to a specific contract. The Group then amortizes the asset consistently with the pattern of revenue recognition for the related contracts. Total assets, net of amortization, for these capitalized costs of obtaining a contract were €0.6 million and €0.5 million as of December 31, 2023 and 2022, respectively, which are classified in other current assets and other non-current assets. The Group recognized expenses related to the amortization of capitalized cost of obtaining a contract of €0.0 million, €0.4 million and €0.3 million for the year ended December 31, 2023, 2022 and 2021, respectively.
As of December 31, 2023, the Group is potentially liable to pay €1.9 million ($2 million) to a third party upon successfully completing the milestone of the first clinical lead selection in connection with Immatics’ collaboration agreements. The Group does not recognize a liability for these contingent payments due to the scientific uncertainty of achieving the related milestones.